Executive Benefit Agreements and Employee Savings Plans - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2015 Person	Dec. 31, 2015 USD ($)
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Death benefit payment term		10 years
Minimum amount of life insurance policies to be kept by the company for 2005 Agreement | $		$ 2,500,000
Collective Bargaining Agreements [Member]
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Number of persons employed	669
Number of persons represented by union under agreements	197